Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
Prospectus Date	rr_ProspectusDate	Jul. 01, 2023
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2023